Interests in associates and joint ventures - Impairment testing (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
BoCom
Disclosure of associates [line items]
VIU	$ 20,500,000,000	$ 21,500,000,000
Carrying value	19,630,000,000	18,982,000,000
Fair value	8,718,000,000	10,054,000,000
Impairment loss	0
The Saudi British Bank
Disclosure of associates [line items]
Carrying value	4,139,000,000	4,370,000,000
Fair value	3,644,000,000	$ 5,550,000,000
Impairment loss	$ 0